STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 14 – STOCK-BASED COMPENSATION

A performance share plan (the “Plan”) with post-vetting delivery and related remuneration is designed to provide compensation for directors (excluding independent directors), executive officers, and directors of subsidiaries.

The period of service of directors of the Company and directors of the Company’s subsidiaries who do not concurrently serve as directors of the Company will be the period from the date of the ordinary general meeting of shareholders to the date of the ordinary general meeting of shareholders for the following fiscal year, and the period of service of executive officers who do not concurrently serve as directors of the Company will be the period from April to March 31 (the “Applicable Period”). The period for evaluating the degree of achievement of performance targets will be the period of one fiscal year ending March 31 (the “Performance Evaluation Period”).

The total amount of monetary claims and cash to be granted under the Plan to the eligible directors for each performance evaluation period shall not exceed ¥200,000 thousands (excluding salaries for directors who also serve as employees), and the total number of Company shares to be delivered shall not exceed 500,000 shares per Performance Evaluation Period. The achievement rate of performance targets is based on performance indicators (financial and/or non-financial) reflective of the Group’s profitability and management policies, as determined by resolution of the Company’s board of directors in advance. The approval of the Plan is indicative of the Company’s priority of aligning management incentives with shareholders.

The delivery of the Company’s shares will be made on the date following the later of either the end of the Relevant Period or the date of submission of the 20-F for the Performance Evaluation Period (the “20-F”) that the Company is required to file under the U.S. Securities Act of 1933. The delivery of the Company’s shares will be made pursuant to a resolution of the Board of Directors’ meeting to determine the issuance of shares for such delivery or the disposition of treasury shares, to be held within two months following the later of the date of submission of the 20-F (the “20-F Filing Date”).

The fair value of performance-based restricted stock units is based on the closing price of the Company’s common stock on the grant date. The issuances of the awards granted under the Plan are accounted for as a combination award in accordance with the accounting provisions under ASC 718, Compensation - Stock Compensation.

The following table summarizes the award activity under the Plan for the year ended March 31, 2026:

	Thousands of Yen, except Number of PSUs and Weighted Average Grant Date Fair Value Per Share
	Fair Value		Number of PSUs	Weighted Average Grant Date Fair Value Per Share
Unvested as of March 31, 2025	¥		-	¥-
Granted		81,295	500,000	162.59
Vested			-	-
Forfeited			-	-
Unvested as of March 31, 2026		¥81,295	500,000	¥162.59

Expense for performance-based stock units is recognized when it is probable that the performance goal will be achieved. The Company recognized the following amounts in total non-employee stock-based compensation costs in relation to the Plan for the years ended March 31, 2026 and 2025:

	For the years Ended March 31,
	2026	2025
Equity-classified stock-based compensation expense	¥12,709	¥-
Liability-classified stock-based compensation expense	¥5,191	¥-
Stock-based compensation expense	¥17,900	¥-

LOGPROSYLE INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

There was no outstanding unamortized stock-based compensation related to the Company’s equity-classified awards.

There was no outstanding unamortized stock-based compensation related to the Company’s liability-classified awards.